Net fee and commission income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee and commission income (expense) [abstract]
Bank guarantees fee and commission income	€ 187	€ 202	€ 207
Underwriting syndication loans fee and commission income	16	10	4
Structured finance fee and commission income	126	141	129
Collective instruments distribution fee and commission income	€ 163	€ 167	€ 165